FINANCE LEASES	12 Months Ended
Dec. 31, 2025
FINANCE LEASES
FINANCE LEASES

7.    FINANCE LEASES

7.1    The Group as lessee

(i)    The following table shows the carrying amounts recognized in the statement of financial position:

	12/31/2025	12/31/2024
Right-of-use asset
Land and buildings (Gross carrying amount)	27,991,619	26,337,613
Lease liability
Current	9,482,795	6,104,516
Non-current	2,813,293	1,963,760
Total	12,296,088	8,068,276

(ii)    The following table shows the amounts charged in the income statement:

Items	12/31/2025
Right-of-use assets – Depreciation	11,840,607
Interest expenses on lease liabilities (Other operating expenses)	3,599,457

(iii)    Lease activities:the Entity’s leasing activities and how they are accounted for under IFRS 16.

Grupo Supervielle leases several branches. Rental agreements are generally made for fixed periods of 1 to 3 years, but may have extension options as described in (iv) below.

Contracts may contain lease components or not. Grupo Supervielle assigns consideration in the contract to the lease and non-lease components based on their independent relative prices. However, for the leases of real estate for which Grupo Supervielle is a lessee, it has chosen not to separate the lease components and those that are not, and instead counts them as a single lease component.

Lease terms are negotiated individually and contain a wide range of different terms and conditions. Lease agreements do not impose other obligations to do or not do, other than the leased assets owned by the lessor. Leased assets cannot be used as collateral for obtaining loans.

The leases are recognized as a right-of-use asset by registering a liability as a counterparty on the date on which the leased asset is available for use by the Entity.

Assets and liabilities arising from leases are initially measured based on the present value.

Lease liabilities include the net present value of the following lease payments:

●	fixed payments (including fixed payments in substance), less any incentives receivable;
●	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
●	amounts expected to be payable by Grupo Supervielle under residual value guarantees;
●	the exercise price of a purchase option if Grupo Supervielle is reasonably certain to exercise that option, and
●	payments of penalties for terminating the lease, if the lease term reflects Grupo Supervielle exercising an option to terminate the lease.

Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.

Lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be easily determined, which is generally the case with leases in Grupo Supervielle, the lessee’s incremental borrowing rate is used, which is the rate that the individual lessee would have to pay to borrow the necessary funds to obtain an asset of similar value to the asset by right of use in a similar economic environment with similar terms, security and conditions.

To determine the incremental interest rate, Grupo Supervielle:

●	whenever possible, uses the external financing recently received as a starting point, adjusted to reflect changes in financing conditions since the external financing was received
●	uses a rate determination approach that begins with a risk-free interest rate adjusted for credit risk for leases that the Entity already has for those cases in which it does not have recent third-party financing, and
●	makes specific adjustments for the lease, for example, term, currency and guarantee.

Grupo Supervielle is exposed to possible future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they become effective. When adjustments to lease payments based on an index or rate become effective, the lease liability is reassessed and adjusted against the right-of-use asset.

Lease payments are allocated between capital and financial cost. The financial cost is charged to profit or loss during the lease period to produce a constant periodic interest rate on the remaining balance of the liability for each period.

The right-of-use assets are measured at cost comprising the following:

●	the amount of the initial measurement of the lease liability;
●	any lease payment made at or before the commencement date, less any lease incentives received;
●	any initial direct costs, and
●	an estimate of costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease.

The right-of-use assets are generally depreciated during the shortest useful life of the asset and the lease term in a linear fashion.

Payments associated with short-term leases of equipment and all leases of low-value assets are recognized linearly as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less and that does not contains a purchase option. Low-value assets include computer equipment and small items of office furniture.

(iv)    Extension and termination options

Extension and termination options are included in several property leases. These are used to maximize operational flexibility in terms of managing the assets used in operations. Most of the extension and termination options maintained are exercisable only by Grupo Supervielle and not by the respective lessor.

7.2    The Group as lessor

The following is a breakdown of the maturities of Grupo Supervielle’s financial and operating leases receivables and of the present values as of December 31, 2025 and 2024:

Financial Lease Receivables	12/31/2025	12/31/2024
Up to 1 year	72,117,646	24,368,411
More than a year up to two years	61,684,660	22,035,370
From two to three years	41,977,085	16,712,694
From three to five years	34,607,371	19,077,300
More than five years	335,101	4,547,201
Total	210,721,863	86,740,976
Unearned financial income	(103,108,469)	(5,350,234)
Net investment in the lease	107,613,394	81,390,742

Operating Lease Receivables	12/31/2025	12/31/2024
Up to 1 year	686,110	438,461
More than a year up to two years	289,813	383,046
From two to three years	—	156,327
Total	975,923	977,834

The balance of allowance for loan losses related to finance leases amounts to $3,617,559 and $801,293 as of December 31, 2025 and 2024 respectively.